UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2004

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Bruce Bent & Associates Inc.
Address: 303 Evernia Street, Suite 301
         West Palm Beach, FL  33401

13F File Number:  28-07444

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Bruce D. Bent
Title:     President
Phone:     561-514-3523

Signature, Place, and Date of Signing:

     /s/  Bruce D. Bent     West Palm Beach, FL     January 27, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     31

Form13F Information Table Value Total:     $128,143 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1013    21705 SH       SOLE                    21705        0        0
AFFORDABLE RESIDENTIAL CMTYS   COM              008273104      296    20600 SH       SOLE                    20600        0        0
ALLIANCE CAP MGMT HLDG L P     UNIT LTD PARTN   01855A101     2079    49500 SH       SOLE                    49500        0        0
AMGEN INC                      COM              031162100     2207    34400 SH       SOLE                    34400        0        0
ANDRX CORP DEL                 ANDRX GROUP      034553107     3945   180700 SH       SOLE                   180700        0        0
BERKSHIRE HATHAWAY INC DEL     CL B             084670207     1060      361 SH       SOLE                      361        0        0
BLOCK H & R INC                COM              093671105    10357   211372 SH       SOLE                   211372        0        0
BOSTON SCIENTIFIC CORP         COM              101137107    11401   320700 SH       SOLE                   320700        0        0
COCA COLA CO                   COM              191216100      276     6620 SH       SOLE                     6620        0        0
ELAN PLC                       ADR              284131208     4210   154500 SH       SOLE                   154500        0        0
EXXON MOBIL CORP               COM              30231G102      246     4804 SH       SOLE                     4804        0        0
GENERAL ELEC CO                COM              369604103     1550    42470 SH       SOLE                    42470        0        0
JOHNSON & JOHNSON              COM              478160104    17681   278785 SH       SOLE                   278785        0        0
JPMORGAN & CHASE & CO          COM              46625H100     3527    90425 SH       SOLE                    90425        0        0
MASSEY ENERGY CORP             COM              576206106     3675   105150 SH       SOLE                   105150        0        0
MERCK & CO INC                 COM              589331107      273     8484 SH       SOLE                     8484        0        0
MICROSOFT CORP                 COM              594918104     1710    63986 SH       SOLE                    63986        0        0
MYLAN LABS INC                 COM              628530107      533    30125 SH       SOLE                    30125        0        0
ONLINE RES CORP                COM              68273G101     7340   974762 SH       SOLE                   974762        0        0
PAYCHEX INC                    COM              704326107      305     8938 SH       SOLE                     8938        0        0
PFIZER INC                     COM              717081103      882    32794 SH       SOLE                    32794        0        0
PIMCO FDS PAC INVT MGMT SER TO MUTUAL FUNDS     693390445      937    87862 SH       SOLE                    87862        0        0
SANOFI AVENTIS                 SPONSORED ADR    80105N105     9944   248300 SH       SOLE                   248300        0        0
SCHERING PLOUGH CORP           COM              806605101     7218   345700 SH       SOLE                   345700        0        0
SCHLUMBERGER LTD               COM              806857108     6121    91420 SH       SOLE                    91420        0        0
ST JUDE MED INC                COM              790849103     6466   154200 SH       SOLE                   154200        0        0
SUNCOR ENERGY INC              COM              867229106     2276    64300 SH       SOLE                    64300        0        0
SYNOVIS LIFE TECHNOLOGIES IN   COM              87162G105      868    80300 SH       SOLE                    80300        0        0
TARO PHARMACEUTICAL INDS LTD   ORD              M8737E108     4757   139800 SH       SOLE                   139800        0        0
TRIBUNE CO NEW                 COM              896047107     1943    46119 SH       SOLE                    46119        0        0
ZIMMER HLDGS INC               COM              98956P102    13047   162840 SH       SOLE                   162840        0        0